Financial Assets - Other non-current and current financial assets (Details) € in Thousands		12 Months Ended
	Oct. 05, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) item
Financial Assets
Other financial assets with related parties		€ 318,890	€ 220,947
Other financial assets with third parties		188,098	2,066,216
Total other non-current and current financial assets		506,988	€ 2,287,163
ImmunoTek Bio Centers, LLC
Financial Assets
Number of plasma centers to be opened | item			21
Advance payments		€ 124,100	€ 42,300
Tiancheng (Germany) Pharmaceutical Holdings
Financial Assets
Ownership interest in ordinary shares (in percent)	89.88%	90.00%
Ownership interest in preferred shares (in percent)	1.08%	1.00%